Document and Entity Information Document	Oct. 29, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 29, 2019
Entity Registrant Name	National Instruments Corporation
Entity Central Index Key	0000935494
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-25426
Entity Tax Identification Number	74-1871327
Entity Address, Address Line One	11500 North MoPac Expressway
Entity Address, City or Town	Austin,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	512
Local Phone Number	683-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NATI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false